Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baillie Gifford Funds
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000228389
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Class K
Trading Symbol	BGCDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 2,709,424
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,709,424
  Total number of portfolio holdings59
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate6%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.5%
Auto Parts & Equipment	7.2%
Retail	6.1%
Home Furnishings	6.0%
Software	4.6%
Banks	4.3%
Beverages	4.2%
Distribution/Wholesale	3.5%
Insurance	3.5%
Electronics	3.3%
Semiconductors	3.1%
Mining	2.7%
Auto Manufacturers	2.6%
Other sectors	19.4%
Other assets less liabilities	2.0%
Total	100.0%

C000228388
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Institutional Class
Trading Symbol	BGCBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
AssetsNet	$ 2,709,424
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,709,424
  Total number of portfolio holdings59
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate6%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.5%
Auto Parts & Equipment	7.2%
Retail	6.1%
Home Furnishings	6.0%
Software	4.6%
Banks	4.3%
Beverages	4.2%
Distribution/Wholesale	3.5%
Insurance	3.5%
Electronics	3.3%
Semiconductors	3.1%
Mining	2.7%
Auto Manufacturers	2.6%
Other sectors	19.4%
Other assets less liabilities	2.0%
Total	100.0%

C000130830
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class 3
Trading Symbol	BGPFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 183,851,875
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 372,604
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$183,851,875
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$372,604
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	9.3%
Banks	8.5%
Internet	7.7%
Machinery - Diversified	6.1%
Semiconductors	5.8%
Cosmetics/Personal Care	4.6%
Investment Companies	4.4%
Pharmaceuticals	3.7%
Chemicals	3.3%
Food	3.0%
Machinery - Construction & Mining	3.0%
Distribution/Wholesale	2.9%
Beverages	2.7%
Other sectors	33.9%
Other assets less liabilities	1.1%
Total	100.0%

C000186039
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class K
Trading Symbol	BGPKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 183,851,875
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 372,604
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$183,851,875
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$372,604
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	9.3%
Banks	8.5%
Internet	7.7%
Machinery - Diversified	6.1%
Semiconductors	5.8%
Cosmetics/Personal Care	4.6%
Investment Companies	4.4%
Pharmaceuticals	3.7%
Chemicals	3.3%
Food	3.0%
Machinery - Construction & Mining	3.0%
Distribution/Wholesale	2.9%
Beverages	2.7%
Other sectors	33.9%
Other assets less liabilities	1.1%
Total	100.0%

C000186038
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Institutional Class
Trading Symbol	BSGPX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 183,851,875
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 372,604
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$183,851,875
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$372,604
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	9.3%
Banks	8.5%
Internet	7.7%
Machinery - Diversified	6.1%
Semiconductors	5.8%
Cosmetics/Personal Care	4.6%
Investment Companies	4.4%
Pharmaceuticals	3.7%
Chemicals	3.3%
Food	3.0%
Machinery - Construction & Mining	3.0%
Distribution/Wholesale	2.9%
Beverages	2.7%
Other sectors	33.9%
Other assets less liabilities	1.1%
Total	100.0%

C000078427
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 2
Trading Symbol	BGCWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 254,102,415
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 451,066
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

C000078428
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 3
Trading Symbol	BGCJX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 254,102,415
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 451,066
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

C000186033
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class K
Trading Symbol	BKGCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 254,102,415
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 451,066
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

C000186032
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Institutional Class
Trading Symbol	BGCSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 254,102,415
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 451,066
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

C000018471
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 2
Trading Symbol	BGEHX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
AssetsNet	$ 5,914,001,241
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,970,339
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

C000157005
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 3
Trading Symbol	BGELX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
AssetsNet	$ 5,914,001,241
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,970,339
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

C000157006
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 4
Trading Symbol	BGEPX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
AssetsNet	$ 5,914,001,241
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,970,339
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

C000018472
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 5
Trading Symbol	BGEDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 5,914,001,241
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,970,339
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

C000186027
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class K
Trading Symbol	BGKEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
AssetsNet	$ 5,914,001,241
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,970,339
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

C000186026
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Institutional Class
Trading Symbol	BGEGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 5,914,001,241
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,970,339
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

C000233007
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Class K
Trading Symbol	BGEZX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,164,339
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,164,339
  Total number of portfolio holdings67
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.3%
Internet	14.7%
Banks	12.3%
Oil & Gas	7.3%
Mining	6.3%
Retail	3.5%
Diversified Financial Services	2.8%
Computers	2.5%
Telecommunications	2.1%
Miscellaneous Manufacturing	1.8%
Insurance	1.7%
Auto Manufacturers	1.6%
Beverages	1.3%
Other sectors	8.0%
Other assets less liabilities	1.8%
Total	100.0%

C000233008
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	BGEWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,164,339
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,164,339
  Total number of portfolio holdings67
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.3%
Internet	14.7%
Banks	12.3%
Oil & Gas	7.3%
Mining	6.3%
Retail	3.5%
Diversified Financial Services	2.8%
Computers	2.5%
Telecommunications	2.1%
Miscellaneous Manufacturing	1.8%
Insurance	1.7%
Auto Manufacturers	1.6%
Beverages	1.3%
Other sectors	8.0%
Other assets less liabilities	1.8%
Total	100.0%

C000078432
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 2
Trading Symbol	BGATX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 564,386,804
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,335,674
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$564,386,804
  Total number of portfolio holdings94
  Total advisory fees paid$1,335,674
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	24.7%
Semiconductors	14.5%
Software	9.4%
Commercial Services	8.0%
Retail	4.8%
Building Materials	4.4%
Diversified Financial Services	3.1%
Healthcare - Services	3.1%
Insurance	2.8%
Biotechnology	2.3%
Aerospace/Defense	2.1%
Real Estate	1.7%
Healthcare - Products	1.6%
Other sectors	16.5%
Other assets less liabilities	1.0%
Total	100.0%

C000186034
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class K
Trading Symbol	BGAKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 564,386,804
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,335,674
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$564,386,804
  Total number of portfolio holdings94
  Total advisory fees paid$1,335,674
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	24.7%
Semiconductors	14.5%
Software	9.4%
Commercial Services	8.0%
Retail	4.8%
Building Materials	4.4%
Diversified Financial Services	3.1%
Healthcare - Services	3.1%
Insurance	2.8%
Biotechnology	2.3%
Aerospace/Defense	2.1%
Real Estate	1.7%
Healthcare - Products	1.6%
Other sectors	16.5%
Other assets less liabilities	1.0%
Total	100.0%

C000186035
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Institutional Class
Trading Symbol	BGASX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 564,386,804
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,335,674
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$564,386,804
  Total number of portfolio holdings94
  Total advisory fees paid$1,335,674
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	24.7%
Semiconductors	14.5%
Software	9.4%
Commercial Services	8.0%
Retail	4.8%
Building Materials	4.4%
Diversified Financial Services	3.1%
Healthcare - Services	3.1%
Insurance	2.8%
Biotechnology	2.3%
Aerospace/Defense	2.1%
Real Estate	1.7%
Healthcare - Products	1.6%
Other sectors	16.5%
Other assets less liabilities	1.0%
Total	100.0%

C000034445
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 2
Trading Symbol	BGITX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,292,508,350
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,754,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

C000034446
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 3
Trading Symbol	BGIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
AssetsNet	$ 2,292,508,350
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,754,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

C000078438
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 4
Trading Symbol	BGIUX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 2,292,508,350
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,754,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

C000116266
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 5
Trading Symbol	BGIVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$24	0.44%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,292,508,350
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,754,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

C000186029
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class K
Trading Symbol	BGIKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,292,508,350
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,754,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

C000186028
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Institutional Class
Trading Symbol	BINSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,292,508,350
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,754,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

C000193787
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Class K
Trading Symbol	BTLKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
AssetsNet	$ 106,255,960
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 124,524
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$106,255,960
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$124,524
  Portfolio turnover rate7%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	51.5%
Semiconductors	15.9%
Commercial Services	9.5%
Auto Manufacturers	7.0%
Apparel	5.2%
Biotechnology	2.0%
Cosmetics/Personal Care	1.8%
Banks	1.6%
Machinery - Diversified	1.6%
Food	1.1%
Investment Companies	0.9%
Pharmaceuticals	0.8%
Other assets less liabilities	1.1%
Total	100.0%

C000193786
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Institutional Class
Trading Symbol	BTLSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.81%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%
AssetsNet	$ 106,255,960
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 124,524
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$106,255,960
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$124,524
  Portfolio turnover rate7%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	51.5%
Semiconductors	15.9%
Commercial Services	9.5%
Auto Manufacturers	7.0%
Apparel	5.2%
Biotechnology	2.0%
Cosmetics/Personal Care	1.8%
Banks	1.6%
Machinery - Diversified	1.6%
Food	1.1%
Investment Companies	0.9%
Pharmaceuticals	0.8%
Other assets less liabilities	1.1%
Total	100.0%

C000034448
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 2
Trading Symbol	BGETX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 3,428,796,169
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,241,523
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

C000078439
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 4
Trading Symbol	BGEFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 3,428,796,169
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,241,523
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

C000116267
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 5
Trading Symbol	BGEVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 3,428,796,169
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,241,523
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

C000186031
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class K
Trading Symbol	BGEKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 3,428,796,169
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,241,523
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

C000186030
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Institutional Class
Trading Symbol	BGESX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 3,428,796,169
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,241,523
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

C000206904
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Smaller Companies Fund
Class Name	Class K
Trading Symbol	BICKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Smaller Companies Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please note the Fund Liquidated on July 21,2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 290,841
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$290,841
  Total number of portfolio holdings0
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate5%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

There were no investment securities held by the Fund as of June 30, 2025.
C000206905
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Smaller Companies Fund
Class Name	Institutional Class
Trading Symbol	BICIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Smaller Companies Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please note the Fund Liquidated on July 21,2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 290,841
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$290,841
  Total number of portfolio holdings0
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate5%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

There were no investment securities held by the Fund as of June 30, 2025.
C000144091
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class 2
Trading Symbol	BGLTX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 996,675,308
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,053,648
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$996,675,308
  Total number of portfolio holdings39
  Total advisory fees paid$2,053,648
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	39.7%
Software	17.3%
Semiconductors	11.1%
Commercial Services	3.2%
Healthcare - Products	3.0%
Retail	2.9%
Biotechnology	2.9%
Banks	2.8%
Advertising	2.5%
Pharmaceuticals	2.2%
Apparel	1.8%
Cosmetics/Personal Care	1.7%
Beverages	1.6%
Other sectors	5.3%
Other assets less liabilities	2.0%
Total	100.0%

C000186041
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class K
Trading Symbol	BGLKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 996,675,308
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,053,648
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$996,675,308
  Total number of portfolio holdings39
  Total advisory fees paid$2,053,648
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	39.7%
Software	17.3%
Semiconductors	11.1%
Commercial Services	3.2%
Healthcare - Products	3.0%
Retail	2.9%
Biotechnology	2.9%
Banks	2.8%
Advertising	2.5%
Pharmaceuticals	2.2%
Apparel	1.8%
Cosmetics/Personal Care	1.7%
Beverages	1.6%
Other sectors	5.3%
Other assets less liabilities	2.0%
Total	100.0%

C000186040
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Institutional Class
Trading Symbol	BSGLX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 996,675,308
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,053,648
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$996,675,308
  Total number of portfolio holdings39
  Total advisory fees paid$2,053,648
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	39.7%
Software	17.3%
Semiconductors	11.1%
Commercial Services	3.2%
Healthcare - Products	3.0%
Retail	2.9%
Biotechnology	2.9%
Banks	2.8%
Advertising	2.5%
Pharmaceuticals	2.2%
Apparel	1.8%
Cosmetics/Personal Care	1.7%
Beverages	1.6%
Other sectors	5.3%
Other assets less liabilities	2.0%
Total	100.0%

C000186037
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Class K
Trading Symbol	BGGKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 20,715,325
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$20,715,325
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate7%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	37.7%
Software	26.5%
Biotechnology	4.8%
Semiconductors	3.9%
Healthcare - Products	3.7%
Commercial Services	3.4%
Advertising	2.6%
Auto Manufacturers	2.5%
Real Estate	2.3%
Entertainment	1.9%
Distribution/Wholesale	1.8%
Healthcare - Services	1.3%
Home Furnishings	1.2%
Other sectors	5.6%
Other assets less liabilities	0.8%
Total	100.0%

C000186036
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Institutional Class
Trading Symbol	BGGSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 20,715,325
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$20,715,325
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate7%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	37.7%
Software	26.5%
Biotechnology	4.8%
Semiconductors	3.9%
Healthcare - Products	3.7%
Commercial Services	3.4%
Advertising	2.6%
Auto Manufacturers	2.5%
Real Estate	2.3%
Entertainment	1.9%
Distribution/Wholesale	1.8%
Healthcare - Services	1.3%
Home Furnishings	1.2%
Other sectors	5.6%
Other assets less liabilities	0.8%
Total	100.0%

C000118798
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 2
Trading Symbol	BGICF2
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 305,799,352
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 514,390
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$305,799,352
  Total number of portfolio holdings83
  Total advisory fees paid$514,390
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	12.5%
Semiconductors	11.2%
Banks	9.1%
Commercial Services	7.3%
Retail	5.4%
Machinery - Diversified	4.1%
Beverages	3.2%
Cosmetics/Personal Care	3.0%
Investment Companies	3.0%
Electronics	2.8%
Software	2.7%
Chemicals	2.6%
Pharmaceuticals	2.5%
Other sectors	29.2%
Other assets less liabilities	1.4%
Total	100.0%

C000118799
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 3
Trading Symbol	BGICF3
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 305,799,352
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 514,390
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$305,799,352
  Total number of portfolio holdings83
  Total advisory fees paid$514,390
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	12.5%
Semiconductors	11.2%
Banks	9.1%
Commercial Services	7.3%
Retail	5.4%
Machinery - Diversified	4.1%
Beverages	3.2%
Cosmetics/Personal Care	3.0%
Investment Companies	3.0%
Electronics	2.8%
Software	2.7%
Chemicals	2.6%
Pharmaceuticals	2.5%
Other sectors	29.2%
Other assets less liabilities	1.4%
Total	100.0%